Schedule of Maturities on Notes payable (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2025	$ 7,669	$ 486
2026		7,556
2027
2028
2028
Thereafter
Total	8,155	$ 8,042
2024	486
Thereafter